Acquisition and Deconsolidations of Subsidiaries	12 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

NOTE 3 – ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

Acquisition of Ridik Pte. and Ridik Consulting

On September 26, 2019, Qiner acquired an 80% equity interest in Ridik Pte. Ltd. (“Ridik Pte.”) located in Singapore from third-party selling shareholders with the final purchase price of $2,462,580 (SGD 3,402,304), in the form of cash of $2,026,043 (SGD 2,799,180) and the Company’s common shares which were valued at $436,537 (SGD 603,123). Ridik Sdn. Bhd. (“Ridik Sdn.”), Ridik Software Solutions Pte. Ltd. (“Ridik Software Pte.”) and Ridik Software Solutions Ltd. (“Ridik Software”) are all subsidiaries of Ridik Pte. On December 3, 2019, the Company issued 86,615 common shares with $0.0001 par value per share to the selling shareholders.

The transactions were accounted for as business combinations using the purchase method of accounting. The purchase price allocations of the transactions were determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition dates. The most significant variables in the valuation are discount rates, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows.

The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$474,323
Accounts receivable, net	618,144
Prepayments, deposits and other assets, net	103,697
Property and equipment, net	1,493
Customer relationship	904,748
Short-term bank loans	(48,103)
Accounts payable and other current liabilities	(128,688)
Tax payables	(102,978)
Salaries and benefits payable	(431,548)
Long-term bank loans	(44,201)
Deferred tax liabilities	(162,855)
Noncontrolling interests	(411,351)
Goodwill	1,689,899
Total consideration	$2,462,580

Identifiable intangible assets acquired included customer relationship, which was valued using an income approach and determined to carry estimated remaining useful life of approximately ten years.

On January 6, 2020, Ridik Pte. acquired 100% equity interest in Ridik Consulting Private Limited (“Ridik Consulting”) from third-party selling shareholders with the final purchase price of $5,520 (396,700 Indian Rupees). The fair value of the net liabilities acquired was $3,839 (275,800 Indian Rupees) and goodwill was recognized at $9,359 (672,500 Indian Rupees).

The goodwill recognized represents the expected synergies and is not tax deductible.

Pro forma financial information of Ridik Pte. and Ridik Consulting are not presented as the effects of the acquisition on the Company’s consolidated financial statements were not material.

Acquisition of CareerWin

In January 2021, JAJI China entered into an agreement with CareerWin to purchase CareerWin’s 30% equity interest in JAJI HR. JAJI China previously owned 70% of JAJI HR. After the transaction, JAJI China owned 100% of JAJI HR. At the same time, JAJI HR entered into a share purchase agreement with shareholders of CareerWin to purchase 100% equity interests of CareerWin to expand headhunting business, with JAJI China completing the purchase of 30% equity interest of JAJI HR as one of the pre-closing conditions. The total cash consideration of both transactions was $308,975 (RMB 2 million). The total consideration was allocated to the acquisition of 100% equity interests in CareerWin and the acquisition of 30% noncontrolling interest in JAJI HR (Note 19) at $289,980 (RMB 1.88 million) and $18,995 (RMB 0.12 million), respectively.

The acquisition of the 100% equity interest in Careerwin was completed on March 3, 2021 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The most significant variables in the valuation are discount rate, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$4,037
Accounts receivable, net	24,811
Property and equipment, net	2,117
Intangible assets, net	126,680
Accounts payable and other current liabilities	(71,488)
Tax payables	(2,576)
Salaries and benefits payable	(5,099)
Deferred tax liabilities	(25,336)
Goodwill	236,834
Total consideration	$289,980

Identifiable intangible assets acquired include customer relationship, which were valued using an income approach and determined to carry estimated remaining useful lives of approximately five years. The goodwill recognized represents the expected synergies and is not tax deductible.

Pro forma financial information of CareerWin is not presented as the effects of the acquisition on the Company’s consolidated financial statements were not material.

Acquisition of MSCT

On May 18, 2021, Growth Ring Ltd. (“Growth Ring”) entered into a capital increase agreement with Minshang Creative Technology Holdings Limited (“MCT”) to purchase MCT’s 53.33% equity interest in MSCT, at a total cash consideration of $205,711 (HK$1,600,000). After the transaction, Growth Ring owned 53.33% of MSCT and MCT owned the remaining 46.67% equity interests.

The acquisition of the 53.33% equity interest in MSCT was completed on August 16, 2021. As MSCT does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of using a cost accumulation and allocation model under which the cost of the acquisition is allocated to the assets acquired and liabilities assumed. The carrying amounts of the net identifiable assets of MSCT as of the date of acquisition were as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	205,711
Intangible assets (Note 7)	151,168
Other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	$205,711

The valuation used in the purchase price allocation described above was determined by the Company with the assistance of independent third-party valuation firm. The valuation report applied generally accepted valuation methodology, the income approach. As the acquiree is a private company, the fair value estimates of noncontrolling interest is based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.

Disposal of Infogain

On May 31, 2021, CLPS SG entered into an agreement with Sharma Devendra Prasad to sell its 80% interests in Infogain at a cash consideration of $75,672 (SGD100,000). Sharma Devendra Prasad is the shareholder of the 20% noncontrolling interests in Infogain and was the original shareholder of the 80% interest in Infogain acquired by CLPS SG in 2019. After the disposal, the Company was no longer a shareholder of Infogain and deconsolidated Infogain’s financial results from the Company’s financial statements from June 1, 2021. The Company recognized a total gain of $9,022 (SGD 11,921) from the transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended June 30, 2021. The deconsolidation of Infogain did not meet the definition of a discontinued operation in accordance with ASC 205-20, Presentation of Financial Statements – Discontinued Operations (“ASC 205-20”), as the disposal of Infogain did not represent a shift in the Company’s strategy that has (or will have) a major effect on an entity’s operations and financial results.